Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - Common Class A [Member] - Rigetti Computing, Inc - shares		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount		34,151,078	92,772,685
Convertible Series C-1 Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1]	0	23,218,418
Convertible Series C Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1]	0	54,478,261
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1],[2]	14,959,214	1,890,522
Employee Stock Option Member
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[1]	10,114,849	13,185,484
Restricted Stock Units RSU
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount	[3]	9,077,015	0

[1]	The number of outstanding shares as of March 31, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
[2]	The number of outstanding shares as of March 31, 2022 and March 31, 2021 does not include 1,608,359 shares of Unvested Customer Warrants.
[3]	The number of outstanding shares as of March 31, 2022 includes 952,127 shares of vested RSUs because the Company has not met all the condition to issue the underlying common stocks as of March 31, 2022. Common stock underlying the vested RSUs will not be issued until the related registration statement becomes effective.